Note 1. Basis of Consolidation, Presentation and Going Concern	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.   Basis of Consolidation, Presentation and Going Concern

The accompanying unaudited interim condensed consolidated financial statements for Catasys, Inc. (referred to herein as the “Company”, “Catasys”, “we”, “us” or “our”) and our subsidiaries have been prepared in accordance with the Securities and Exchange Commission (“SEC”) rules for interim financial information and do not include all information and notes required for complete financial statements. In our opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year. The accompanying financial information should be read in conjunction with the financial statements and the notes thereto in our most recent Annual Report on Form 10-K, from which the December 31, 2010 balance sheet has been derived.

Our financial statements have been prepared on the basis that we will continue as a going concern. At June 30, 2011, cash and cash equivalents amounted to $632,000 and we had a working capital deficit of approximately $2.4 million. We have incurred significant operating losses and negative cash flows from operations since our inception. During the six month ended June 30, 2011, our cash used in operating activities amounted $3.9 million. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of June 30, 2011, these conditions raised substantial doubt as to our ability to continue as a going concern.

Our ability to fund our ongoing operations and continue as a going concern is dependent on signing and generating revenue from new contracts for our Catasys managed care programs and the success of management’s plans to increase revenue and continue to control expenses. We have launched our program in Nevada, Kansas, Massachusetts, and one is expected to commence in the first quarter of 2012. In aggregate, the contracts we have signed make our program available to 550,000 health plan members. We expect to generate revenue and cash from these contracts later this year. In addition, we have successfully reduced our operating expenses to better scale our ongoing operations.

As of October 5, 2011, we had a balance of approximately $718,000 cash on hand. We had working capital deficit of approximately $2.4 million at June 30, 2011 and have continued to deplete our cash position subsequent to June 30, 2011. We have incurred significant net losses and negative operating cash flows since our inception. We could continue to incur negative cash flows and net losses for the next twelve months. Our current cash burn rate is approximately $450,000 per month, excluding non-current accrued liability payments. We expect our current cash resources to cover expenses into October 2011, however delays in cash collections, revenue, or unforeseen expenditures could impact this estimate. We will need to immediately obtain additional capital and there is no assurance that additional capital can be raised in an amount which is sufficient for us or on terms favorable to our stockholders, if at all.  If we do not immediately obtain additional capital, there is a significant doubt as to whether we can continue to operate as a going concern and we will need to curtail or cease operations or seek bankruptcy relief.  If we discontinue operations, we may not have sufficient funds to pay any amounts to stockholders.  We engaged a placement agent in July 2011 to assist us with raising additional capital.

In October 2011, we entered into a Securities Purchase Agreement with David E. Smith, pursuant to which we received $680,000 and issued a secured convertible note (the "October Bridge Note") and a warrant to purchase an aggregate of 2,615,385 shares of the Company's common stock or in the event of a Qualified Financing (as hereinafter defined), an amount equal to dividing $680,000 by the price per share of securities issued in a financing of at least $2,000,000 (a "Qualified Financing") multiplied by a factor equal to twice the product of the number of warrants issued in a Qualified Financing divided by the number of shares issued in a Qualified Financing, at a purchase price of $0.32 per share (the "October Bridge Warrant").  The October Bridge Warrant expires on October 5, 2016. The October Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other security convertible into our common stock, for a per share price less than the exercise of the October Bridge Warrant, the exercise price of the October Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The October Bridge Note matures in January 2012 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The October Bridge Note and any accrued interest are convertible at the holders' option into common stock or the securities issued in the next financing the Company enters into a Qualified Financing.  The conversion price for the October Bridge Note if converted at the holder's option is equal to the lower of (i) $0.26 per share of Common Stock, and (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing. The October Bridge Note is secured by a first priority security interest in all assets of the Company on a pari passu basis with the holder of the secured promissory note issued by the Company in August 2011.

In August 2011, we entered into a Securities Purchase Agreement with Socius Capital Group, LLC ("Socius"), an affiliate of the Company, pursuant to which we received $650,000 and issued a secured convertible note (the "August Bridge Note") and a warrant to purchase an aggregate of 2,500,000 shares of the Company's common stock or in the event of a Qualified Financing, an amount equal to dividing $650,000 by the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in a Qualified Financing divided by the number of shares issued in a Qualified Financing, at a purchase price of $0.32 per share (the "August Bridge Warrant").  The August Bridge Warrant expires on August 17, 2016. The August Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other security convertible into our common stock, for a per share price less than the exercise of the August Bridge Warrant, the exercise price of the August Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The August Bridge Note matures in November 2011 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The August Bridge Note and any accrued interest are convertible at the holders' option into common stock or the securities issued in the next financing the Company enters into a Qualified Financing.  The conversion price for the August Bridge Note if converted at the holder's option is equal to the lower of (i) $0.26 per share of Common Stock, (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing, and (iii) the volume weighted average price per share for the 10 days following the effective date of the reverse split. The August Bridge Note is secured by a first priority security interest in all assets of the Company.  The Company entered into a Consent Agreement (the “Consent Agreement”) by and between Socius and David E. Smith, extending the maturity date of the August Bridge Note to January 2012 and both the October and August 2011 Bridge Notes will be secured by a first priority security interest in all assets of the Company on a pari passu basis.

Based on the provisions of our management services agreement (“MSA”) between us and our managed professional medical corporation, we have determined that it constitutes a variable interest entity, and that we are the primary beneficiary as defined in Financial Accounting Standards Board (“FASB”) Interpretation No. 46R “Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51” (“FIN 46R”).  Accordingly, we are required to consolidate the revenue and expenses of our managed professional medical corporation. See Management Service Agreement heading under Note 2, Summary of Significant Accounting Policies, for more discussion.

All intercompany transactions and balances have been eliminated in consolidation.